Related party balances and transactions - Transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party balances and transactions
Amount of transaction	¥ 50,000
Purchase of products and services
Related party balances and transactions
Amount of transaction		¥ 1,135,797	¥ 635,744	¥ 677,775
Purchase of products and services | Zhejiang Huanfu
Related party balances and transactions
Amount of transaction		25,115	102,007	64,667
Purchase of products and services | Hubei ECARX
Related party balances and transactions
Amount of transaction		18,195	3,306	0
Rental of office space, and administrative services
Related party balances and transactions
Amount of transaction		5,611	4,621	6,395
Other income
Related party balances and transactions
Amount of transaction		0	7,078	22,846
Interest income on loans due from related parties
Related party balances and transactions
Amount of transaction		449	5,300	1,329
Interest income on loans due from related parties | Hubei ECARX
Related party balances and transactions
Amount of transaction		11,249	10,655	7,740
Loans to related parties
Related party balances and transactions
Amount of transaction		10,800	214,000	57,260
Repayment received of loans to related parties
Related party balances and transactions
Amount of transaction		17,700	214,000	29,360
Repayment of borrowings from related parties
Related party balances and transactions
Amount of transaction		599,000	300,000	700,000
Borrowings from related parties
Related party balances and transactions
Amount of transaction		449,000	300,000	700,000
Transfer of property and equipment to related parties
Related party balances and transactions
Amount of transaction		0	0	1,604
Financial support to related parties | Anhui Xinzhi
Related party balances and transactions
Amount of transaction		0	0	28,500
Acquisition of software license rights
Related party balances and transactions
Amount of transaction		¥ 0	¥ 150,000	¥ 0